NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of non-controlling interests [Abstract]
Schedule of Non-controlling Interests

The continuity of non-controlling interests is summarized as follows:

	Henan	Henan		Guangdong
	Found	Huawei	Yunxiang	Found	Total
Balance, April 1, 2018	$62,047	$5,909	$3,532	$(2,545)	$68,943
Share of net income (loss)	11,444	892	(365)	352	12,323
Share of other comprehensive (loss) income	(3,664)	(204)	(150)	954	(3,064)
Distributions	(11,565)	(1,694)	-	-	(13,259)
Acquisition of non-controlling interest	-	-	-	1,794	1,794
Disposition	-	-	-	(1,002)	(1,002)
Balance, March 31, 2019	$58,262	$4,903	$3,017	$(447)	$65,735
Share of net income (loss)	10,440	664	(221)	46	10,929
Share of other comprehensive loss	(2,768)	(209)	(73)	(65)	(3,115)
Distributions	(2,603)	(656)	-	-	(3,259)
Balance, March 31, 2020	$63,331	$4,702	$2,723	$(466)	$70,290